Document and Entity Information	0 Months Ended
Apr. 09, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 09, 2014
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Apr. 09, 2014
Document Effective Date	Apr. 09, 2014
Prospectus Date	Apr. 09, 2014
ATAC Beta Rotation Fund | Investor Class
Risk/Return:
Trading Symbol	BROTX